Long-Term Debt Long-Term Debt Narrative (Details) $ / shares in Units, € in Millions, shares in Millions, kr in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jun. 30, 2021 USD ($) term_loan vessel subsidiary shares SecurityLoan	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) term_loan vessel subsidiary shares SecurityLoan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Jun. 30, 2021 NOK (kr) term_loan vessel subsidiary shares SecurityLoan	Jun. 30, 2021 EUR (€) term_loan vessel subsidiary shares SecurityLoan	Jan. 01, 2021 USD ($)	Dec. 31, 2020 NOK (kr) vessel	Dec. 31, 2020 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Long-term debt, gross		$ 2,091,761,000		$ 2,091,761,000		$ 2,087,083,000
Long-term Debt		2,068,719,000		2,068,719,000		$ 2,055,107,000
Foreign exchange (loss) gain (notes 9 and 10)		$ (3,413,000)	$ (8,922,000)	$ 2,310,000	$ (2,276,000)
Long-term Debt, Weighted Average Interest Rate, at Point in Time		3.90%		3.90%		3.80%	3.90%	3.90%		3.80%	3.80%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		$ 201,200,000		$ 201,200,000
Long-term Debt, Maturities, Repayments of Principal in Year Two		429,500,000		429,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Three		326,300,000		326,300,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		$ 187,400,000		$ 187,400,000
Number Of Loan Agreements | SecurityLoan		7		7			7	7
Interest Expense		$ 48,694,000	$ 59,245,000	$ 97,633,000	$ 121,765,000
Long-Term Debt, Maturity, Year One		477,600,000		477,600,000
Long-Term Debt, Maturity, after Year Four		$ 469,800,000		$ 469,800,000
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity				6 months
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt		5.00%		5.00%			5.00%	5.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan				7
Long-term debt, gross		$ 892,200,000		$ 892,200,000		$ 938,300,000
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan		6		6			6	6
Number Of Vessels Held As Collateral | vessel		19		19		20	19	19		20	20
Secured Debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.26%		4.26%			4.26%	4.26%
Secured Debt [Member] | Remaining Term Loans [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan				1
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.85%
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.25%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares													$ 9.75
Long-term debt, gross		$ 112,184,000		$ 112,184,000		$ 112,184,000			$ 112,200,000
Long-term Debt		110,600,000		110,600,000					111,000,000.0
Debt Instrument, Repurchased Face Amount						12,800,000
Debt Instrument, Repurchase Amount						$ 10,500,000
Unamortized Debt Issuance Expense		1,200,000		1,200,000					1,600,000
Interest Expense		1,600,000		3,200,000
Interest Expense, Debt		1,400,000		2,800,000
Amortization of Debt Issuance Costs		200,000		400,000
Convertible Debt [Member] | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt		$ 110,000,000.0		$ 110,000,000.0					$ 101,600,000
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate		5.00%		5.00%		5.00%	5.00%	5.00%		5.00%	5.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate		9.25%		9.25%		9.25%	9.25%	9.25%		9.25%	9.25%	9.25%
Debt instrument, principal amount												$ 250,000,000.0
Long-term debt, gross		$ 243,395,000		$ 243,395,000		$ 243,395,000
Debt Instrument, Repurchased Face Amount						6,600,000
Debt Instrument, Repurchase Amount						6,200,000
Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				104.625%
Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Number Of Credit Facilities | term_loan		4		4			4	4
Credit facility, maximum borrowing capacity		$ 883,900,000		$ 883,900,000
Line of Credit Facility, Remaining Borrowing Capacity		528,900,000		528,900,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year		56,500,000		56,500,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two		65,300,000		65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three		$ 201,300,000		$ 201,300,000
Debt Instrument, Collateral, Number of Vessels | vessel		33		33			33	33
Long-term debt, gross		$ 355,000,000		$ 355,000,000		$ 285,000,000
Number of unguaranteed debt | vessel		1		1			1	1
Line Of Credit Reduction Of Available Borrowing Capacity in Year One		$ 560,800,000		$ 560,800,000
Revolving Credit Facilities due through 2024 | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.40%		1.40%
Revolving Credit Facilities due through 2024 | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.25%		4.25%
Revolving Credit Facilities due through 2024 | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		150,000,000		$ 150,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements		35,000,000.0		35,000,000.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr							kr 3,100.0			kr 3,100.0
Senior Notes		$ 354,500,000		$ 354,500,000		$ 355,500,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.60%		4.60%
Derivative, Fixed Interest Rate		5.74%		5.74%		5.74%	5.74%	5.74%		5.74%	5.74%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				6.00%		6.00%
Derivative, Fixed Interest Rate		7.89%		7.89%		7.89%	7.89%	7.89%		7.89%	7.89%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel		2		2			2	2
Number Of Debt Instruments | term_loan				2
Long-term Debt		$ 134,400,000		$ 134,400,000		$ 152,700,000		€ 113.4			€ 125.0
Number of Subsidiaries | subsidiary		1		1			1	1
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.60%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.95%
Teekay LNG | Revolving Credit Facilities due through 2024 | Common Class A [Member]
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares		36.0		36.0			36.0	36.0
Teekay Tankers
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 29,800,000		$ 29,800,000		$ 32,000,000.0
Minimum Level Of Free Cash Maintained Per Loan Agreements		$ 35,000,000.0		$ 35,000,000.0
Parent Company [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount													$ 125,000,000.0
Debt Instrument, Interest Rate, Stated Percentage													5.00%
Proceeds from Convertible Debt	$ 104,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component													$ 16,100,000
Parent Company [Member] | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Common Class A [Member] | Teekay Tankers | Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares		5.0		5.0			5.0	5.0
FPSO | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel		1		1			1	1
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		195.00%		195.00%			195.00%	195.00%
Vessel Market Value to Loan Required Ratio		135.00%		135.00%			135.00%	135.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		289.00%		289.00%			289.00%	289.00%
Vessel Market Value to Loan Required Ratio		125.00%		125.00%			125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		170.00%		170.00%			170.00%	170.00%
Vessel Market Value to Loan Required Ratio		125.00%		125.00%			125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		145.00%		145.00%			145.00%	145.00%
Vessel Market Value to Loan Required Ratio		120.00%		120.00%			120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt5 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		148.00%		148.00%			148.00%	148.00%
Vessel Market Value to Loan Required Ratio		120.00%		120.00%			120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt6
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		400.00%		400.00%			400.00%	400.00%
Vessel Market Value to Loan Required Ratio		115.00%		115.00%			115.00%	115.00%
Transportation Equipment [Member] | Long Term Debt7
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio		137.00%		137.00%			137.00%	137.00%
Vessel Market Value to Loan Required Ratio		110.00%		110.00%			110.00%	110.00%